Schedule of Inventory (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Inventory	$ 516,000
Reserve for obsolescence
Total inventory	$ 516,000